Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 55,849		$ 26,797			$ 109,587	$ 62,166
Cost of revenue	240,192		22,847			280,305	50,509
Gross profit	(184,343)		3,950			(170,718)	11,657
Operating expenses:
Sales and marketing	6,982		2,705			10,866	7,125
Research and development	6,881		2,153			10,139	4,575
General and administrative	224,832		6,386			233,701	13,784
Transaction expenses	6,081					6,770
Total operating expense	244,776		11,244			261,476	25,484
Loss from operations	(429,119)		(7,294)			(432,194)	(13,827)
Interest income (expense), net	(663)		(1,912)			(3,010)	(3,820)
Gain (loss) on disposal of assets	(1)					(1)
Change in fair value of derivative warrant liabilities	(38,867)					(38,867)
Gain (loss) on foreign currency	4,867		533			4,704	(357)
Total other income (expenses)	(34,664)		(1,379)			(37,174)	(4,177)
Loss before income taxes	(463,783)		(8,673)			(469,368)	(18,004)
Income tax benefit (expense)	(381)		1,187			(118)	2,974
Net loss	$ (464,164)	$ (5,322)	$ (7,486)	$ (7,544)		$ (469,486)	$ (15,030)
Net loss per common share:
Basic and diluted	$ (3.08)		$ (0.11)			$ (4.24)	$ (0.21)
Weighted average common shares outstanding:
Basic and diluted	150,854,888		70,040,242			110,670,810	70,040,242
MAVEN TOPCO LIMITED [Member]
Revenue		53,738		35,369	$ 30,578			$ 57,007	$ 149,739	$ 114,620
Cost of revenue		40,113		27,662	20,780			31,026	114,066	89,311
Gross profit		13,625		7,707	9,798			25,981	35,673	25,309
Operating expenses:
Sales and marketing		3,884		4,420	4,300			9,334	13,176	17,711
Research and development		3,258		2,422	6,862			9,555	11,240	13,290
General and administrative		8,869		7,398	8,076			9,195	31,623	29,492
Transaction expenses		689						5,694	672	1,005
Total operating expense		16,700		14,240	19,238			33,778	56,711	61,498
Loss from operations		(3,075)		(6,533)	(9,440)			(7,797)	(21,038)	(36,189)
Loss on warrant and derivative remeasurement								(7,222)
Interest income (expense), net		(2,347)		(1,908)	(1,744)			(2,363)	(7,874)	(6,840)
Gain (loss) on disposal of assets					(5)			12	(8)	(7)
Gain on fair value remeasurement of contingent consideration									271
Gain on sale of equity method investment								1,800
Gain (loss) on foreign currency		(163)		(890)	170			147	114	(2,537)
Total other income (expenses)		(2,510)		(2,798)	(1,579)			(7,626)	(7,497)	(9,384)
Loss before income taxes		(5,585)		(9,331)	(11,019)			(15,423)	(28,535)	(45,573)
Income tax benefit (expense)		263		1,787	1,258			(104)	(1,813)	5,366
Net loss		$ (5,322)		$ (7,544)	$ (9,761)			$ (15,527)	$ (30,348)	$ (40,207)
Net loss per common share:
Basic and diluted		$ (2.84)		$ (4.03)	$ (5.38)			$ (5.20)	$ (16.20)	$ (21.97)
Weighted average common shares outstanding:
Basic and diluted		1,873,423		1,873,423	1,812,601			2,983,170	1,873,423	1,829,947